SEGMENT REPORTING	12 Months Ended
Dec. 31, 2023
Segment Reporting [Abstract]
SEGMENT REPORTING

17. SEGMENT REPORTING

The Company has determined that it operates in two operating segments: (1) electric vehicles and accessories sales, and (2) software royalties and development and design services.

The Company’s CODM, chief executive officer, measures the performance of each segment based on metrics of revenue and profit before taxes from operations and uses these results to evaluate the performance of, and to allocate resources to each of the segments. As most of the Company’s long-lived assets are located in the PRC and most of the Company’s revenues are derived from the PRC, no geographical information is presented. The Company does not allocate assets to its segments as the CODM does not evaluate the performance of segments using asset information.

The following tables present the summary of each reportable segment’s assets, revenue and income, which is considered as a segment operating performance measure, for the years ended December 31, 2023 and 2022:

	For the Year Ended December 31, 2023
	Electric vehicles and accessories sales	Software royalties and development and design services
	Segment	Segment	Consolidated
Current assets	$15,830,685	$274,228	$16,104,913
Non-current assets	1,764,534	1,802,037	3,566,571
Revenues	14,298,967	1,175,951	15,474,918
Depreciation and amortization	180,861	541,917	722,778
Segment income before tax	1,349,430	(18,106)	1,331,324
Segment gross profit margin	12%	40%	14%
Net income	$1,004,577	$(18,106)	$986,471

	For the Year Ended December 31, 2022
	Electric vehicles and accessories sales	Software royalties and development and design services
	Segment	Segment	Consolidated
Current assets	$13,191,513	$755,499	$13,947,012
Non-current assets	1,587,699	1,402,747	2,990,446
Revenues	16,930,201	1,368,364	18,298,565
Depreciation and amortization	132,664	214,525	347,189
Segment income before tax	1,055,425	477,103	1,532,528
Segment gross profit margin	13%	57%	17%
Net income	$729,756	$385,504	$1,115,260